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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-13

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2002

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO
                                APO-5398-12/02

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide Variable Account-13.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                              /s/ Joseph J. Gasper
                              --------------------
                           Joseph J. Gasper, President
                               February 24, 2003

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-13. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-478-9727 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations,Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations are not presented, as there was no investment related activity during the period. The initial deposits for this variable account were made on the last business day of the period. As such, the reporting of reinvested dividends, reinvested capital gains, realized and unrealized gains or losses and mortality and expense risk charges is not applicable.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 9, provide further disclosures about the variable account and its underlying contract provisions.

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                         NATIONWIDE VARIABLE ACCOUNT-13

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2002

Assets:

   Investments at fair value:

      AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
         532 shares (cost $5,000) ...........................................................   $ 5,000

      Alliance VPSF - Alliance Bernstein International Value Portfolio - Class A (AlIntlValA)
         802 shares (cost $7,500) ...........................................................     7,500

      Dreyfus IP - Emerging Markets Portfolio - Initial Shares (DryEmMkt)
         321 shares (cost $3,000) ...........................................................     3,000

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         287 shares (cost $8,250) ...........................................................     8,250

      Fidelity(R) VIP - Money Market Portfolio - Service Class 2 (FidVIPMMkt2)
         12,750 shares (cost $12,750) .......................................................    12,750

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         566 shares (cost $9,750) ...........................................................     9,750

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         437 shares (cost $7,500) ...........................................................     7,500

      Lord Abbett Series Mid-Cap Value Fund - VC (LAMidCapV)
         379 shares (cost $5,250) ...........................................................     5,250

      MFS(R) VIT - Value Series - Service Class (MFSValS)
         174 shares (cost $1,500) ...........................................................     1,500

      Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
         176 shares (cost $1,750) ...........................................................     1,750

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         338 shares (cost $9,000) ...........................................................     9,000

      Oppenheimer Main Street Small Cap Fund/VA - Initial Class (OppMSSmCap)
         430 shares (cost $4,000) ...........................................................     4,000

      PIMCO VIT - High Yield Portfolio - Administrative Shares (PVITHighY)
         732 shares (cost $5,250) ...........................................................     5,250

      PIMCO VIT - Total Return Portfolio - Administrative Shares (PVITTotRet)
         1,075 shares (cost $11,000) ........................................................    11,000

      Van Kampen LIT - Growth & Income Portfolio - Class I (VKGrInc)
         594 shares (cost $8,000) ...........................................................     8,000

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
      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         424 shares (cost $3,000) ...........................................................      3,000

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         441 shares (cost $5,000) ...........................................................      5,000
                                                                                                --------
            Total investments ...............................................................    107,500

   Accounts receivable ......................................................................     17,488
                                                                                                --------
            Total assets ....................................................................    124,988

Accounts payable ............................................................................         --
                                                                                                --------
Contract owners' equity (note 4) .............................................................  $124,988
                                                                                                ========

See accompanying notes to financial statements.

================================================================================

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NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
For December 31, 2002 (commencement of operations)

                                             Total     AIMCapDev   AlIntlValA   ACVPInflaPro
                                            --------   ---------   ----------   ------------
Investment activity:
   Net investment income.................   $     --        --           --           --
   Realized gain (loss) on investments...         --        --           --           --
   Change in unrealized gain (loss)
      on investments.....................         --        --           --           --
   Reinvested capital gains..............         --        --           --           --
                                            --------   ---------   ----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................         --        --           --           --
                                            --------   ---------   ----------   ------------
Equity transactions:
   Purchase payments received from
      contract owners....................    125,000     5,000        7,500       17,500
   Transfers between funds...............         --        --           --           --
   Redemptions...........................         --        --           --           --
   Adjustments to maintain reserves......        (12)        2           (5)          --
                                            --------   ---------   ----------   ------------
         Net equity transactions.........    124,988     5,002        7,495       17,500
                                            --------   ---------   ----------   ------------

Net change in contract owners' equity....    124,988     5,002        7,495       17,500
Contract owners' equity beginning
   of period ............................         --        --           --           --
                                            --------   ---------   ----------   ------------
Contract owners' equity end of period....   $124,988     5,002        7,495       17,500
                                            ========   =========   ==========   ============

CHANGES IN UNITS:
   Beginning units.......................         --        --           --           --
                                            --------   ---------   ----------   ------------
   Units purchased.......................     12,361       491          722        1,750
   Units redeemed........................         --        --           --           --
                                            --------   ---------   ----------   ------------
   Ending units..........................     12,361       491          722        1,750
                                            ========   =========   ==========   ============

                                            DryEmMkt   DryVIFApp   FidVIPMMkt2    JanCapAp
                                            --------   ---------   ----------   ------------
Investment activity:
   Net investment income.................         --        --           --           --
   Realized gain (loss) on investments...         --        --           --           --
   Change in unrealized gain (loss)
      on investments.....................         --        --           --           --
   Reinvested capital gains..............         --        --           --           --
                                            --------   -------     ----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................         --        --           --           --
                                            --------   -------     ----------   ------------
Equity transactions:
   Purchase payments received from
      contract owners....................      3,000     8,250       12,750        9,750
   Transfers between funds...............         --        --           --           --
   Redemptions...........................         --        --           --           --
   Adjustments to maintain reserves......          3         4           (1)          (3)
                                            --------   -------     ----------   ------------
         Net equity transactions.........      3,003     8,254       12,749        9,747
                                            --------   -------     ----------   ------------

Net change in contract owners' equity....      3,003     8,254       12,749        9,747
Contract owners' equity beginning
   of period.............................         --        --           --           --
                                            --------   -------     ----------   ------------
Contract owners' equity end of period....      3,003     8,254       12,749        9,747
                                            ========   =======     ==========   ============

CHANGES IN UNITS:
   Beginning units.......................         --        --           --           --
                                            --------   -------     ----------   ------------
   Units purchased.......................        287       833        1,274        1,014
   Units redeemed........................         --        --           --           --
                                            --------   -------     ----------   ------------
   Ending units..........................        287       833        1,274        1,014
                                            ========   =======     ==========   ============

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
For December 31, 2002 (commencement of operations)

Investment activity:                         JanIntGro   LAMidCapV   MFSValS   NBAMTFasc
                                             ---------   ---------   -------   ----------
   Net investment income .................     $   --         --         --         --
   Realized gain (loss) on investments ...         --         --         --         --
   Change in unrealized gain (loss)
      on investments .....................         --         --         --         --
   Reinvested capital gains ..............         --         --         --         --
                                               ------      -----      -----      -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................         --         --         --         --
                                               ------      -----      -----      -----
Equity transactions:
   Purchase payments received from
      contract owners ....................      7,500      5,250      1,500      1,750
   Transfers between funds ...............         --         --         --         --
   Redemptions ...........................         --         --         --         --
   Adjustments to maintain reserves ......         (5)        (3)         3          4
                                               ------      -----      -----      -----
         Net equity transactions .........      7,495      5,247      1,503      1,754
                                               ------      -----      -----      -----

Net change in contract owners' equity ....      7,495      5,247      1,503      1,754
Contract owners' equity beginning
   of period .............................         --         --         --         --
                                               ------      -----      -----      -----
Contract owners' equity end of period ....     $7,495      5,247      1,503      1,754
                                               ======      =====      =====      =====

CHANGES IN UNITS:
   Beginning units .......................         --         --         --         --
                                               ------      -----      -----      -----
   Units purchased .......................        746        501        148        170
   Units redeemed ........................         --         --         --         --
                                               ------      -----      -----      -----
   Ending units ..........................        746        501        148        170
                                               ======      =====      =====      =====

                                                                     (Continued)

Investment activity:                         OppCapAp   OppMSSmCap   PVITHighY   PVITTotRet
                                             --------   ----------   ---------   ----------
   Net investment income .................        --          --           --           --
   Realized gain (loss) on investments....        --          --           --           --
   Change in unrealized gain (loss)
      on investments .....................        --          --           --           --
   Reinvested capital gains ..............        --          --           --           --
                                               -----       -----        -----       ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................        --          --           --           --
                                               -----       -----        -----       ------
Equity transactions:
   Purchase payments received from
      contract owners ....................     9,000       4,000        5,250       11,000
   Transfers between funds ...............        --          --           --           --
   Redemptions ...........................        --          --           --           --
   Adjustments to maintain reserves ......        (2)         (1)          (1)          (5)
                                               -----       -----        -----       ------
         Net equity transactions .........     8,998       3,999        5,249       10,995
                                               -----       -----        -----       ------

Net change in contract owners' equity ....     8,998       3,999        5,249       10,995
Contract owners' equity beginning
   of period .............................        --          --           --           --
                                               -----       -----        -----       ------
Contract owners' equity end of period ....     8,998       3,999        5,249       10,995
                                               =====       =====        =====       ======

CHANGES IN UNITS:
   Beginning units .......................        --          --           --           --
                                               -----       -----        -----       ------
   Units purchased .......................       917         401          487        1,070
   Units redeemed ........................        --          --           --           --
                                               -----       -----        -----       ------
   Ending units ..........................       917         401          487        1,070
                                               =====       =====        =====       ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
For December 31, 2002 (commencement of operations)

Investment activity:                         VKGrInc   VKEmMkt   VKUSRealEst
                                             -------   -------   -----------
   Net investment income .................    $   --       --          --
   Realized gain (loss) on investments ...        --       --          --
   Change in unrealized gain (loss)
      on investments .....................        --       --          --
   Reinvested capital gains ..............        --       --          --
                                              ------    -----       -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................        --       --          --
                                              ------    -----       -----
Equity transactions:
   Purchase payments received from
      contract owners ....................     8,000    3,000       5,000
   Transfers between funds ...............        --       --          --
   Redemptions ...........................        --       --          --
   Adjustments to maintain reserves ......        --       --          (2)
                                              ------    -----       -----
         Net equity transactions .........     8,000    3,000       4,998
                                              ------    -----       -----

Net change in contract owners' equity ....     8,000    3,000       4,998
Contract owners' equity beginning
   of period .............................        --       --          --
                                              ------    -----       -----
Contract owners' equity end of period ....    $8,000    3,000       4,998
                                              ======    =====       =====

CHANGES IN UNITS:
   Beginning units .......................        --       --          --
                                              ------    -----       -----
   Units purchased .......................       781      286         483
   Units redeemed ........................        --       --          --
                                              ------    -----       -----
   Ending units ..........................       781      286         483
                                              ======    =====       =====

See accompanying notes to financial statements.

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                         NATIONWIDE VARIABLE ACCOUNT-13

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2002

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

          The Statements of Operations are not presented, as there was no investment related activity during the period. The initial deposits for this variable account were made on the last business day of the period. As such, the reporting of reinvested dividends, reinvested capital gains, realized and unrealized gains or losses and mortality and expense risk charges is not applicable.

     (b)  The Contracts

          Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc.(AIM VIF);
                  AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)* AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)*
                  AIM VIF - Capital Development Fund - Series I Shares
                  (AIMCapDev)

               Portfolios of the Alliance Variable Products Series Fund, Inc.(Alliance VPSF);
                  Alliance VPSF - AllianceBernstein International Value Portfolio - Class A (AlIntlValA)
                  Alliance VPSF - AllianceBernstein Real Estate Investment Portfolio - Class A (AlRealEstA)*
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio
                  - Class A (AlSmCapValA)*
                  Alliance VPSF - Growth & Income Portfolio - Class A
                  (AlGrIncA)*

               Portfolios of the American Century Variable Portfolios, Inc.(American Century VP);
                  American Century VP - Income & Growth Fund - Class I (ACVPIncGr)*
                  American Century VP - Inflation Protection Fund - Class II (ACVIP2)*
                  American Century VP - International Fund - Class I
                  (ACVPInt)*
                  American Century VP - Ultra(R) Fund - Class I (ACVPUltra)* American Century VP - Value Fund - Class I (ACVPVal)*

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Emerging Markets Portfolio - Initial Shares (DryEmMkt)
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)*
                  Dreyfus Stock Index Fund - Initial Shares (DryStkIx)*

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)*

               Portfolio of the Federated Insurance Series (Federated IS);
                  Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)*

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-13
                     NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)*
                  Fidelity(R) VIP - Growth Portfolio - Service Class
                  (FidVIPGrS)*
                  Fidelity(R) VIP - Money Market Portfolio - Service Class 2 (FidVIPMMkt2)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)*

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)*
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio -
                  Service Class (FidVIPIGBdS)*

               Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class II (FrVIPSCapV2)*
                  Franklin Templeton VIP - Franklin US Government Fund - Class II (FrVIPUSGov2)*
                  Franklin Templeton VIP - Templeton Developing Markets Securities Fund - Class II (FrVIPDevMkt2)*
                  Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)*
                  Franklin Templeton VIP - Templeton Growth Securities Fund - Class II (FrVIPGrSec2)*

               Portfolios of the INVESCO Variable Investment Funds, Inc. (INVESCO VIF);
                  INVESCO VIF - Dynamics Fund (InvVIFDyn)*
                  INVESCO VIF - Small Company Growth Fund (InvVIFSmCo)*

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBalPort)* Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                  Janus AS - Core Equity Portfolio - Service Shares
                  (JanCoreEq)*
                  Janus AS - International Growth Portfolio - Service Shares (JanIntGro)

               Portfolios of the Lord Abbett Series;
                  Lord Abbett Series Growth and Income Fund - VC (LAGroInc)* Lord Abbett Series Mid-Cap Value Fund - VC (LAMidCapV)

               Portfolios of the MFS(R) Variable Insurance Trust(SM) (MFS(R)
               VIT);
                  MFS(R) VIT - Investors Growth Series - Service Class (MFSInvGrS)*
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
                  Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) - Class I (NBAMTLMat)*
                  Neuberger Berman AMT - Mid-Cap Growth Portfolio(R) - Class I (NBAMTMCGr)*

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
               (OppCapAp)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)*

               Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)*

               Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)*

               Oppenheimer Main Street Small Cap Fund/VA - Initial Class (OppMSSmCap)

               Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);
                  PIMCO VIT - High Yield Portfolio - Administrative Shares (PVITHighY)
                  PIMCO VIT - Low Duration Portfolio - Administrative Shares (PVITLowDur)*
                  PIMCO VIT - Total Return Portfolio - Administrative Shares (PVITTotRet)

               Portfolio of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                  Van Kampen LIT - Growth & Income Portfolio - Class I
                  (VKGrInc)

               Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
                  Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)

               *At December 31, 2002, contract owners have not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-13
                    NOTES TO FINANCIAL STATEMENTS, Continued

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                                                                     BOA
                 Nationwide Variable Account-13 Options                                                            Advisor
--------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk - Basic                                                                                  0.35%
--------------------------------------------------------------------------------------------------------------------------

Death Benefit Options:

   One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                                     0.20%
      If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges*                                                                                   0.55%
--------------------------------------------------------------------------------------------------------------------------

*When maximum options are utilized.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  Financial Highlights

     The following is a summary of the contract expense rate, units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002 (commencement of operations).

                                                              Contract                        Contract   Investment
                                                               Expense              Unit       Owners'     Income      Total
                                                                Rate*    Units   Fair Value    Equity      Ratio**    Return**
                                                              --------   -----   ----------   --------   ----------   --------
AIM VIF - Capital Development Fund - Series I Shares 2002..     0.55%      491   $10.188052    $ 5,002       --          --

Alliance VPSF - Alliance Bernstein International
   Value Portfolio - Class A 2002..........................     0.55%      722    10.381369      7,495       --          --

American Century VP - Inflation Protection Fund - Class II
   2002....................................................     0.55%    1,750    10.000000     17,500       --          --

Dreyfus IP - Emerging Markets Portfolio - Initial Shares
   2002....................................................     0.55%      287    10.463415      3,003       --          --

Dreyfus VIF - Appreciation Portfolio - Initial Shares
  2002.....................................................     0.55%      833     9.908309      8,254       --          --

Fidelity(R)VIP - Money Market Portfolio - Service Class 2
   2002....................................................     0.55%    1,274   $10.006974     12,749       --          --

Janus AS - Capital Appreciation Portfolio - Service Shares
   2002....................................................     0.55%    1,014     9.612485      9,747       --          --

Janus AS - International Growth Portfolio - Service Shares
   2002....................................................     0.55%      746    10.047526      7,495       --          --

Lord Abbett Series Mid-Cap Value Fund - VC 2002............     0.55%      501    10.472477      5,247       --          --

MFS(R) VIT - Value Series - Service Class 2002.............     0.55%      148    10.157726      1,503       --          --

Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
   2002....................................................     0.55%      170    10.315097      1,754       --          --

Oppenheimer Capital Appreciation Fund/VA - Initial Class
   2002....................................................     0.55%      917     9.812128      8,998       --          --

Oppenheimer Main Street Small Cap Fund/VA - Initial Class
   2002....................................................     0.55%      401     9.971327      3,999       --          --

PIMCO VIT - High Yield Portfolio - Administrative Shares
   2002....................................................     0.55%      487    10.777488      5,249       --          --

PIMCO VIT - Total Return Portfolio - Administrative Shares
   2002....................................................     0.55%    1,070    10.275924     10,995       --          --

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-13
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                                         Investment
                                                         Expense               Unit         Contract        Income      Total
                                                          Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return**
                                                         --------   -----   ----------   --------------   ----------   --------
Van Kampen LIT - Growth & Income Portfolio - Class I
   2002 ..............................................     0.55%      781    10.243714         8,000          --          --
Van Kampen UIF - Emerging Markets Debt Portfolio -
   Class A 2002 ......................................     0.55%      286    10.491017         3,000          --          --
Van Kampen UIF - U.S. Real Estate Portfolio - Class A
   2002 ..............................................     0.55%      483    10.347058         4,998          --          --
                                                                                            --------
2002 Contract owners' equity .........................                                      $124,988
                                                                                            ========

 * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** No purchase payments were received in the Account prior to the last business day of the reporting period. Therefore, calculation and presentation of the Investment Income Ratio and Total Return are not applicable.

================================================================================

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-13:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY                                 --------------
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220        Bulk Rate
                                                                   U.S. Postage
                                                                     P A I D
                                                                  Columbus, Ohio
                                                                  Permit No. 521
                                                                  --------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company